Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Variations in Tangible Assets
The following tables show the variations in tangible assets for the years ended December 31, 2022 and 2023:

Property, plant and equipment - Variations	As of As of	Increase	Decrease	Translation	Reclassification	As of As of
(in € thousands)	As of 2021/12/31			adjustments		As of 2022/12/31
Gross
Buildings on non-freehold land	10,311	610	—	—	—	10,921
Scientific equipment	6,320	228	(82)	—	—	6,467
Fittings	1,474	61	—	—	2	1,537
Vehicles	91	—	—	—	—	91
Computer equipment	1,542	98	(149)	—	8	1,500
Furniture	279	—	—	—	—	279
In progress	—	16	—	—	(16)	—
TOTAL - Gross	20,017	1,014	(230)	—	(7)	20,794
Accumulated depreciation
Buildings on non-freehold land	(2,900)	(1,033)	—	—	—	(3,934)
Scientific equipment	(4,868)	(697)	79	4	—	(5,481)
Fittings	(888)	(95)	—	(2)	—	(985)
Vehicles	(31)	(12)	—	—	—	(43)
Computer equipment	(1,403)	(105)	148	(5)	—	(1,365)
Furniture	(213)	(10)	—	—	—	(223)
In progress	—	—	—	—	—	—
TOTAL - Accumulated depreciation	(10,304)	(1,953)	227	(3)	—	(12,032)
Accumulated impairment
Buildings on non-freehold land	(503)	—	48	—	—	(455)
Scientific equipment	(87)	—	28	—	—	(59)
Fittings	(93)	—	69	—	—	(24)
Vehicles	—	—	—	—	—	—
Computer equipment	(12)	—	2	—	—	(10)
Furniture	(3)	—	—	—	—	(3)
In progress	—	—	—	—	—	—
TOTAL - Accumulated impairment	(699)	—	147	—	—	(552)
TOTAL - Net	9,015	(939)	144	(3)	(7)	8,210

Property, plant and equipment - Variations	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	2022/12/31			adjustments		2023/12/31
Gross
Buildings on non-freehold land	10,921	427	—	—	19	11,367
Scientific equipment	6,467	207	(1,378)	—	—	5,295
Fittings	1,537	33	(7)	—	—	1,563
Vehicles	91	—	—	—	—	91
Computer equipment	1,500	150	(32)	—	(4)	1,613
Furniture	279	5	(9)	—	—	274
In progress	—	16	—	—	(16)	—
TOTAL - Gross	20,794	839	(1,426)	—	(3)	20,204
Accumulated depreciation
Buildings on non-freehold land	(3,934)	(1,127)	—	(3)	—	(5,064)
Scientific equipment	(5,481)	(296)	1,307	(1)	—	(4,471)
Fittings	(985)	(100)	2	—	—	(1,083)
Vehicles	(43)	(12)	—	—	—	(55)
Computer equipment	(1,365)	(91)	24	11	—	(1,421)
Furniture	(223)	(11)	5	1	—	(228)
In progress	—	—	—	—	—	—
TOTAL - Accumulated depreciation	(12,032)	(1,637)	1,338	8	—	(12,323)
Accumulated impairment
Buildings on non-freehold land	(455)	—	455	—	—	—
Scientific equipment	(59)	—	51	—	—	(9)
Fittings	(24)	—	24	—	—	—
Vehicles	—	—	—	—	—	—
Computer equipment	(10)	—	10	—	—	—
Furniture	(3)	—	3	—	—	—
In progress	—	—	—	—	—	—
TOTAL - Accumulated impairment	(552)	—	543	—	—	(9)
TOTAL - Net	8,210	(798)	455	8	(3)	7,872